Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
AmendmentDescription	This Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) relates to the Registration Statement on Form S-1 of Igntya, Inc. (the “Company,” “we,” “us” or “our”) pertaining to 9,010,238 shares of our common stock, $0.00001 par value per share, which was filed with the Securities and Exchange Commission on December 19, 2013 (File No. 333-192956), as amended, and was declared effective by the Securities and Exchange Commission on February 11, 2014 (the “Registration Statement”). This Post-Effective Amendment is being filed to update certain financial and other information contained in the prospectus in accordance with Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), and includes the financials and the notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 and certain other updated information contained in the Registration Statement.

No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Period End Date	Dec. 31, 2013
Trading Symbol	RXDX
Entity Registrant Name	IGNYTA, INC.
Entity Central Index Key	0001557421
Entity Filer Category	Smaller Reporting Company